EMPLOYEE BENEFIT PLANS - Schedule of Estimated Amortization For the Next Fiscal Year (Details) $ in Thousands	Oct. 29, 2017 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service credit	$ 123
Amortization of net actuarial loss	991
Total estimated amortization	1,114
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service credit	123
Amortization of net actuarial loss	991
Total estimated amortization	1,114
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service credit	0
Amortization of net actuarial loss	0
Total estimated amortization	$ 0